Financial Assets - Non current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Assets [Abstract]
Financial investments in listed shares	€ 2,038	€ 3,008
Non-current derivatives (see note 30)	2,068	0
Total Non-current financial assets measured at fair value	4,106	3,008
Non-current guarantee deposits	7,763	6,268
Other non-current financial assets (a)	261,294	108,030
Non-current loans to related parties (see note 31)	89,104	80,851
Total Non-current financial assets measured at amortized cost	€ 358,161	€ 195,149